Organization and principal activities (Details) $ / shares in Units, ¥ in Millions			1 Months Ended			2 Months Ended	12 Months Ended
	May 20, 2022 CNY (¥)	Aug. 07, 2015 USD ($) shares	Nov. 30, 2021 CNY (¥)	Sep. 30, 2018 $ / shares shares	Dec. 31, 2017 subsidiary	Mar. 31, 2018 subsidiary	Dec. 31, 2025	Dec. 31, 2023 CNY (¥)	Jun. 30, 2017 CNY (¥)	Jan. 05, 2015	Mar. 31, 2014
Subsidiaries, VIEs and subsidiaries of the VIEs
Equity financing | ¥									¥ 1,000
IPO | ADS
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares | shares				11,763,478
Issuance of new shares (in dollars per share) | $ / shares				$ 9.5
IPO | Class A ordinary shares
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares | shares				23,526,956
Shenzhen Xiaoying
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's							100.00%
Beijing Ying Zhong Tong
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's							100.00%
Tianjin Yuexin Financing Guarantee Co., Ltd
Subsidiaries, VIEs and subsidiaries of the VIEs
Capital Contribution | ¥	¥ 50
Registered capital | ¥								¥ 1,000
Shenzhen Ying Zhong Tong
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's							100.00%
Shenzhen Ying Ai Gou
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's							100.00%
Shenzhen Quanbei Microcredit Co. Ltd
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's							100.00%
Capital Contribution | ¥			¥ 1,000
Chief Executive Officer | Mr. Yue Tang, Co-Founder and CEO
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares | shares		40,000,000
Nonrelated Party | Unrelated third party investor
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares | shares		38,095,238
Issuance of new shares, Consideration | $		$ 60,000,000
Shenzhen Ying Zhong Tong | Chief Executive Officer | The Founders, Mr. Tang, CEO and Mr. Zhu | Minimum
Subsidiaries, VIEs and subsidiaries of the VIEs
Equity interest acquired (in percentage)											50.00%
X Financial | Chief Executive Officer | Mr. Yue Tang, Co-Founder and CEO | Minimum
Subsidiaries, VIEs and subsidiaries of the VIEs
Equity interest acquired (in percentage)										50.00%
YZT (HK) Limited
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary							100.00%
Beijing WFOE
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary							100.00%
Shenzhen Puhui
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary							100.00%
Shenzhen Puhui | Shenzhen Ying Zhong Tong
Subsidiaries, VIEs and subsidiaries of the VIEs
Number of subsidiaries acquired | subsidiary						4
Shenzhen Xiaoying IT
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary							100.00%
Tianjin Yuexin Financing Guarantee Co., Ltd
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary							100.00%
Dingyue Digital and Information Technology (Shenzhen) Co., Ltd
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary							100.00%
Beijing WFOE | Shenzhen Xiaoying
Subsidiaries, VIEs and subsidiaries of the VIEs
Number of subsidiaries acquired | subsidiary					2